ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2014	2015
Assets
Current assets:
Cash and cash equivalents	$4,928,041	$2,113,203
Other current assets	88,420	112,808
Amounts due from subsidiaries	8,881,560	5,702,990

Total current assets	13,898,021	7,929,001
Investments in subsidiaries	86,826,444	170,889,687
Convertible loan	—	2,010,838
Total assets	$100,724,465	$180,829,526

Liabilities and equity
Current liabilities:
Other current liabilities	$206,414	$1,717,051
Amount due to subsidiaries	849,784	792,257
Current portion of long-term debt	8,506,324	—
Total current liabilities	9,562,522	2,509,308
Total liabilities	9,562,522	2,509,308

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 95,237,174 and 89,018,518 shares issued and 82,749,791 and 76,531,135 shares outstanding as of December 31, 2014 and 2015, respectively)	952,372	890,185
Additional paid-in capital	161,924,810	161,308,330
Accumulated deficits	(86,190,592)	(126,349,246)
Accumulated other comprehensive income	34,584,804	162,580,400
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2014 and 2015, respectively)	(20,109,451)	(20,109,451)
Total equity	91,161,943	178,320,218
Total liabilities and equity	$100,724,465	$180,829,526

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS
(In US dollars)

	For the years ended December 31,
	2013	2014	2015
Operating expenses:
Other selling and marketing expenses	$640	$357	$207,461
General and administrative expenses	1,131,520	1,888,954	2,638,398
Total operating expenses	1,132,160	1,889,311	2,845,859
Loss from operations	(1,132,160)	(1,889,311)	(2,845,859)
Other expenses	(113,301)	(189,653)	112,848
Loss before income taxes	(1,245,461)	(2,078,964)	(2,733,011)
Income taxes	—	—	—
Equity in losses of subsidiaries	(38,650,417)	(42,249,948)	(37,425,643)
Net loss of Acorn International, Inc. shareholders	$(39,895,878)	$(44,328,912)	$(40,158,654)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS
(In US dollars, except share data)

	For the years ended December 31,
	2013	2014	2015
Net loss	$(39,895,878)	$(44,328,912)	$(40,158,654)
Other comprehensive income, net of tax
Foreign currency translation adjustments	4,564,209	(700,108)	(2,933,003)
Comprehensive loss of Acorn International, Inc.	(35,331,669)	(45,029,020)	(43,091,657)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS
(In US dollars)

	For the years ended December 31,
	2013	2014	2015
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	$(39,895,878)	$(44,328,912)	$(40,158,654)
Share-based compensation	446,412	428,000	71,333
Equity in losses of subsidiaries	38,650,417	42,249,948	37,425,643
Accrued interests on long-term debt	152,931	4,126	—
Accrued interests on convertible loan	—	—	(140,291)
Changes in operating assets and liabilities:
Other current assets	19,260	(19,267)	(24,389)
Other current liabilities	(72,509)	(48,564)	1,135,638
Net cash used in operating activities	$(699,367)	$(1,714,669)	$(1,690,720)

Investing activities:
Cash received from capital deduction of YiyangYukang	—	3,056,479	—
Cash paid for convertible loan	—	—	(1,870,547)
Dividend received	—	—	6,506,710
Net cash provided by investing activities	$—	$3,056,479	$4,636,163

Financing activities:
Increase in long-term debt	8,450,000	—	—
Repayment of Long-term debt	—	—	(8,506,324)
Amounts due from subsidiaries	—	27,643	3,178,570
Amounts due to subsidiaries	—	849,784	(57,527)
Repurchase of ordinary shares	(8,645,505)	—	(375,000)
Net cash used in financing activities	$(195,505)	$877,427	$(5,760,281)
Net increase (decrease) in cash and cash equivalents	$(894,872)	$2,219,237	$(2,814,838)
Cash and cash equivalents at the beginning of the year	3,603,676	2,708,804	4,928,041
Cash and cash equivalents at the end of the year	$2,708,804	$4,928,041	$2,113,203

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004 to be the holding company of the Group. The Group is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms outbound marketing platform (which until early 2015 included include TV direct sales) and Internet sales platform.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2014 and 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. Nil, nil and $6,506,710 dividend was paid by the Company's subsidiaries to the Company in 2013, 2014 and 2015.